CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Net income	¥ (101,471)	¥ 818,048	¥ 106,315
Other comprehensive income (loss), net of tax:
Net unrealized gains (losses) on available-for-sale securities, net of tax	(17,020)	11,534	(41,483)
Foreign currency translation adjustments, net of tax	185,298	22,695	(50,576)
Defined benefit plan adjustments, net of tax	(41,385)	328,066	(126,915)
Own credit risk adjustments, net of tax	(300)	(35,187)	46,919
Total other comprehensive income (loss), net of tax	126,593	327,108	(172,055)
Total comprehensive income (loss)	25,122	1,145,156	(65,740)
Less: Total comprehensive income (loss) attributable to noncontrolling interests	7,846	235,784	(43,472)
Total comprehensive income (loss) attributable to MHFG shareholders	¥ 17,276	¥ 909,372	¥ (22,268)